Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Registrant Name	dei_EntityRegistrantName	American Century Mutual Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000100334
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 23, 2023
Document Effective Date	dei_DocumentEffectiveDate	Oct. 24, 2023
Prospectus Date	rr_ProspectusDate	Oct. 24, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A